May 21, 2012

VIA EDGAR

Office of Reports and Registration

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.

Post-Effective Amendment No. 107 under the Securities Act of 1933 and Amendment No. 108 under Investment Company Act of 1940

File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Fund, Inc. (the “Fund”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Post-Effective Amendment No. 107 to its Registration Statement on Form N-1A (Amendment No. 108 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of introducing Class I to the High Yield Bond Series and Real Estate Series of the Fund and to change the existing class of each Series to Class S.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Director of Fund Documentation

Enclosures